Transfer of financial assets, assets pledged and received as collateral - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 106,052	€ 126,682
Mandatory reserve deposits
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 11,653	€ 11,108